Notes Payable - Related Party (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued interest	$ 62,317	$ 31,530
Joseph C. Visconti [Member]
Principal amount			$ 525,500
Interest rate			6.00%
Repayment of related party debt	497,650	0
Related party notes payable	27,850	525,500
Accrued interest	$ 62,317	$ 31,530